Document and Entity Information	Oct. 25, 2024
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001628171
Document Type	8-K
Document Period End Date	Oct. 25, 2024
Entity Registrant Name	REVOLUTION MEDICINES, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-39219
Entity Tax Identification Number	47-2029180
Entity Address, Address Line One	700 Saginaw Drive
Entity Address, City or Town	Redwood City
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94063
City Area Code	(650)
Local Phone Number	481-6801
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock 0.0001 Par Value Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Common Stock, $0.0001 par value per share
Trading Symbol	RVMD
Security Exchange Name	NASDAQ
Warrants To Purchase 0.1112 Shares Of Common Stock Expiring 2026 [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants to purchase 0.1112 shares of common stock expiring 2026
Trading Symbol	RVMDW
Security Exchange Name	NASDAQ